Principal Accounting Policies - Employee social security and welfare benefits (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee social security and welfare benefits
Employee social security and welfare benefits	¥ 95.3	¥ 54.4	¥ 104.3